CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Trade receivables, allowances for doubtful accounts and sales reserves	$ 18,546		$ 20,856
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	183,790,953	183,790,953	192,262,757	192,262,757
Treasury shares, shares	77,433,017	77,433,017	68,961,213	68,961,213